Stock Option Plans and Stock Based Compensation Level 4 (Details) - Stock Option Activity - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stock Option Plan Activity [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	5 years 1 month 6 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding at December 31, 2014	11,025,508
Options granted	0
Options forfeited	(410,910)
Options outstanding at December 31, 2015	11,796,773	11,025,508
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	7,809,882
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	1,018,874
Weighted Average Exercise Price of Options Outstanding at December 31, 2010	$ 3.99	$ 3.87
Weighted Average Exercise Price of Options granted	0
Weighted Average Exercise Price of Options forfeited	$ 4.65
outstanding options 2011 legacy plan	1,182,175
Weighted Average Exercise Price of Exercisable options at December 31, 2011	$ 3.95
Weighted Average Exercise Price of options expected to vest at December 31, 2011	$ 1.48
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term	7 years 8 months 12 days
Aggregate Intrinsic Value of Options Exercisable and Options Exercised	$ 0
outstanding options - 2011 plan - weighted average exercise price	$ 2.24
Minimum [Member]
Stock Option Plan Activity [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	1.21
Maximum [Member]
Stock Option Plan Activity [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 29.42
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value		$ 0
Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan - Tranche A Options [Member]
Stock Option Plan Activity [Line Items]
Aggregate Grant Date Fair Value	$ 2,000,000		$ 6,000,000